Significant Accounting Policies (Details)	3 Months Ended				12 Months Ended
	Jun. 30, 2020 GBP (£)	Mar. 31, 2020 GBP (£)	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)		Jun. 30, 2018 GBP (£)	Jul. 06, 2018	Jun. 30, 2017 GBP (£)
Disclosure of detailed information about property, plant and equipment [line items]
Issuance of equity related to acquisition					£ 3,956,000	£ 17,166,000	[1]
Increase in share premium					15,000	133,000
Share premium	£ 221,000				221,000	128,000	[2]
Merger relief reserve	25,527,000				25,527,000	21,573,000	[2]
Net assets	236,300,000				236,300,000
Net current assets	111,100,000				111,100,000
Cash and cash equivalents	101,327,000				£ 101,327,000	70,172,000	[2]	£ 15,048,000		£ 23,571,000
Going concern period					12 months
Inflation rate, consumer					123.00%
Inflation rate, wholesale					119.00%
Percentage increase (decrease) in revenue		2.00%	(5.00%)	(10.00%)
Loans and borrowings	0				£ 0	21,000
Revenue	90,500,000	£ 92,200,000			£ 350,950,000	287,930,000		217,613,000
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property plant and equipment					5 years
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property plant and equipment					5 years
Trade name
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets					5 years
Supplier relationships
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets					5 years
Non-compete agreement
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets					3 years
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Payment term					30 days
Bottom of range | Computers and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property plant and equipment					3 years
Bottom of range | Client relationship
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets					5 years
Bottom of range | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets					3 years
Bottom of range | Software - own work
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets					3 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Payment term					90 days
Top of range | Computers and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property plant and equipment					5 years
Top of range | Client relationship
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets					10 years
Top of range | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets					10 years
Top of range | Licences
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets					3 years
Top of range | Software - own work
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets					5 years
Contingent consideration
Disclosure of detailed information about property, plant and equipment [line items]
Contingent liabilities recognised in business combination						0		£ 11,300,000
Fair value adjustment, contingent liabilities						5,805,000
Downside scenario
Disclosure of detailed information about property, plant and equipment [line items]
Percentage increase (decrease) in revenue					(12.00%)
Increase (decrease) in cash and cash equivalents					£ 56,000,000
Severe downside scenario
Disclosure of detailed information about property, plant and equipment [line items]
Percentage increase (decrease) in revenue					(40.00%)
Increase (decrease) in cash and cash equivalents					£ 87,000,000
Major ordinary share transactions
Disclosure of detailed information about property, plant and equipment [line items]
Stock split, conversion ratio									0.20
Revolving credit facility
Disclosure of detailed information about property, plant and equipment [line items]
Undrawn borrowing facilities	200,000,000				200,000,000
Loans and borrowings	0				0	0
Revolving credit facility | Downside scenario
Disclosure of detailed information about property, plant and equipment [line items]
Loans and borrowings	0				0
Revolving credit facility | Severe downside scenario
Disclosure of detailed information about property, plant and equipment [line items]
Loans and borrowings	£ 0				0
Merger relief reserve
Disclosure of detailed information about property, plant and equipment [line items]
Issuance of equity related to acquisition					3,954,000	17,143,000	[1]
Share premium
Disclosure of detailed information about property, plant and equipment [line items]
Increase in share premium					£ 93,000	£ 128,000

[1]	See note 3C for additional details
[2]	(1) See note 3C for additional details